SHAREHOLDERS' EQUITY - Capital Stock (Details)	Dec. 31, 2020 vote shares
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)	400,000,000
Class A Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)	112,474,388
Number of votes entitled to | vote	50
Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)	1,400,000,000